LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 3,859	$ 15,009	$ 29,006
Turnongreen Inc [Member]
Cash	320,000	112,000	$ 258,000
Working capital	$ 2,400,000	$ 2,600,000